NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Jun. 30, 2018
Notes
NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS

NOTE 15 – SEGMENT INFORMATION AND REVENUE ANALYSIS

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Geographic information

The summary of our total revenues by geographic market for the years ended June 30, 2018, 2017 and 2016 was as follows:

	For the year ended June 30,
	2018	2017	2016
United States	$10,168,945	$9,082,419	$8,013,472
Europe	1,994,085	2,618,851	2,022,710
Australia	223,463	149,635	107,461
Canada	128,320	481,142	233,461
Central and South America	106,098	411,281	356,434
Japan and other Asian countries and regions	2,637,444	1,589,229	1,983,897
China	14,865,940	6,839,534	3,377,457
Total	$30,135,295	$21,172,091	$16,094,892

Revenue by product categories

The summary of our total revenues by our product categories for the years ended June 30, 2018, 2017 and 2016 was as follows:

	For the years ended June 30,
	2018	2017	2016
Pet leashes	$7,102,233	$5,290,918	$4,444,609
Pet collars	10,684,908	7,529,420	5,408,803
Pet harnesses	4,980,771	1,508,426	2,776,354
Retractable dog leashes	2,650,932	1,691,066	1,318,640
Other pet accessories	1,175,232	2,737,143	1,226,905
Intelligent pet products	59,719	-	-
Gift suspender	3,481,500	2,415,118	919,581
Total	$30,135,295	$21,172,091	$16,094,892